Commitments related to operational activities	12 Months Ended
Dec. 31, 2023
Commitments related to operational activities
Commitments related to operational activities

Note 26. Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (“CMOs”) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

December 31, 2023
(in thousands of euros)	Total
CRO[1]	183,366
CMO	5,733
Lease	8,595
Others	23,442
Total commitments given	221,135
Agreements concerning the provision of facilities	260
Total commitments received	260

[1]Including CRO with Pharmaceutical Research Associates Group B.V.

Contract CRO with Pharmaceutical Research Associates Group B.V.

In April 2021, in connection with the NATiV3 Phase III trial in NASH, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of lanifibranor in adult patients in Europe and in the United States.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic NASH. The commitment to PRA under this agreement amounts to an aggregate of €8.8 million.

On June 26, 2023, in connection with the NATiV3 Phase III trial in NASH, the Company entered into a new amendment to the April 2021 agreement with retroactive effect in January 2021 with PRA. The amendment updates the provisions relating to study information following changes to the trial protocol. In September 2023, the Company entered into a new amendment which amounted the commitment to PRA to €226.6 million including €19.2 million for CTTQ, with a bonus or malus capped at €2.4 million.

As of December 31, 2023, the amount remaining to be paid under the contract is €163.3 million.